Inventories (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Raw materials	¥ 19,626	$ 3,016	¥ 21,463
Work-in-progress	1,277	196	1,072
Finished goods	9,195	1,413	6,796
Consumables and spare parts	600	94	602
Allowance for obsolescence	(6,120)	(941)	(4,780)
Total inventories	¥ 24,578	$ 3,778	¥ 25,153